Consolidated Balance Sheet (Parenthetical) - USD ($) $ in Millions		Dec. 31, 2015	Dec. 31, 2014
Assets
Cash and due from banks		$ 19,111	$ 19,571
Trading assets		77,202	78,255
Investment securities		347,925	313,801
Held-to-maturity Securities, Fair Value		80,567	56,359
Mortgages held for sale	[1]	19,603	19,536
Net loans		905,014	850,232
Other assets, carried at fair value		3,065	2,512
Total other assets	[1]	100,782	99,057
Total assets	[2]	1,787,632	1,687,155
Liabilities
Short-term borrowings		97,528	63,518
Accrued expenses and other liabilities		73,365	86,122
Long-term debt		199,536	183,943
Total liabilities	[3]	$ 1,593,741	1,501,893
Wells Fargo stockholders' equity:
Common stock, shares issued		5,481,811,474
Common stock, shares authorized		9,000,000,000
VIEs that we consolidate [Member]
Assets
Cash and due from banks		$ 157	117
Trading assets		1	0
Investment securities		425	875
Net loans		4,800	4,500
Total other assets		242	316
Total assets		5,636	5,817
Liabilities
Short-term borrowings		0	0
Accrued expenses and other liabilities		57	49
Long-term debt		1,301	1,628
Total liabilities		1,358	1,677
Vies That We Consolidate No Recourse [Member]
Liabilities
Accrued expenses and other liabilities		57	49
Long-term debt		1,300	1,600
Total liabilities		$ 1,400	$ 1,700

[1]	Parenthetical amounts represent assets and liabilities for which we have elected the fair value option.
[2]	Our consolidated assets at December 31, 2015 and 2014, include the following assets of certain variable interest entities (VIEs) that can only be used to settle the liabilities of those VIEs: Cash and due from banks, $157 million and $117 million; Trading assets, $1 million and $0 million; Investment securities, $425 million and $875 million; Net loans, $4.8 billion and $4.5 billion; Other assets, $242 million and $316 million; and Total assets, $5.6 billion and $5.8 billion, respectively.
[3]	Our consolidated liabilities at December 31, 2015 and 2014, include the following VIE liabilities for which the VIE creditors do not have recourse to Wells Fargo: Accrued expenses and other liabilities, $57 million and $49 million; Long-term debt, $1.3 billion and $1.6 billion; and Total liabilities, $1.4 billion and $1.7 billion, respectively.